REGISTRATION STATEMENT NO.333-101778
                                                                       811-21262


================================================================================




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8

                                 --------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                                  One Cityplace
                        Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)
                                 --------------
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[N/A] immediately upon filing pursuant to paragraph (b) of Rule 485.

[N/A] on _____________ pursuant to paragraph (b) of Rule 485.

[ X ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[N/A] on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  FILING NOTE:

This Post-Effective Amendment No. 7 incorporates herein by reference Part A - Prospectus Scudder Advocate Rewards and Part B - Statement of Additional Information from Post-Effective Amendment No. 3 filed on April 23, 2004. A supplement to the prospectus is filed herewith. This post-effective amendment does not supercede any previous post-effective amendments in connection with other prospectuses filed pursuant to this Registration Statement.

                     SUPPLEMENT DATED APRIL __, 2005 TO THE
                            SCUDDER ADVOCATE REWARDS

                      ANNUITY PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?", THE FIFTH PARAGRAPH IS DELETED AND REPLACED WITH THE
FOLLOWING:

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II
Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "ARE THERE ANY ADDITIONAL FEATURES?", THE NINTH PARAGRAPH IS DELETED AND REPLACED WITH THE FOLLOWING:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. You may also purchase a version of this benefit that guarantees the periodic return of your Purchase Payments including any Purchase Payment Credits. The guarantee is subject to restrictions on withdrawals and other restrictions.

IN THE "FEE TABLE" SECTION, THE SUB-SECTION "ANNUAL SEPARATE ACCOUNT CHARGES", IS REPLACED WITH THE FOLLOWING:

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I, a 0.55% charge for GMWB I Plus, a 0.50% charge for GMWB II, a 0.65% charge for GMWB II Plus, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                           STANDARD DEATH BENEFIT   STEP-UP DEATH BENEFIT   ROLL-UP DEATH BENEFIT
                                          ------------------------- ----------------------- ----------------------
Mortality and Expense Risk Charge                  1.40%                    1.55%                   1.75%

Administrative Expense Charge                      0.15%                    0.15%                   0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH NO OPTIONAL FEATURES SELECTED                 1.55%                    1.70%                   1.90%

Optional E.S.P. Charge                             0.20%                    0.20%                   0.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED                          1.75%                    1.90%                   2.10%

Optional GMAB Charge                               0.40%                    0.40%                   0.40%

                                           STANDARD DEATH BENEFIT   STEP-UP DEATH BENEFIT   ROLL-UP DEATH BENEFIT
                                          ------------------------- ----------------------- ----------------------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMAB ONLY SELECTED                            1.95%                    2.10%                   2.30%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMAB SELECTED(5)                   2.15%                    2.30%                   2.50%

Optional GMWB I Charge                             0.40%(6)                 0.40%(6)               0.40%(6)

Optional GMWB I Plus Charge                        0.55%(6)                 0.55%(6)               0.55%(6)

Optional GMWB II Charge                           0.50%(6)                 0.50%(6)               0.50%(6)

Optional GMWB II Plus Charge                      0.65%(6)                 0.65%(6)               0.65%(6)

Optional GMWB III Charge                           0.25%                    0.25%                   0.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I ONLY SELECTED                          1.95%                    2.10%                   2.30%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I PLUS ONLY SELECTED                     2.10%                    2.25%                   2.45%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II ONLY SELECTED                         2.05%                    2.20%                   2.40%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II PLUS ONLY SELECTED                    2.20%                    2.35%                   2.55%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB III ONLY SELECTED                        1.80%                    1.95%                   2.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I SELECTED                    2.15%                    2.30%                   2.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I PLUS SELECTED               2.30%                    2.45%                   2.65%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II SELECTED                   2.25%                    2.40%                   2.60%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II PLUS SELECTED              2.40%                    2.55%                   2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB III SELECTED                  2.00%                    2.15%                   2.35%

----------
(5)  GMAB and GMWB cannot both be elected.

(6) The maximum charge for GMWB I, GMWB I Plus, and GMWB II, and GMWB II Plus is 1.00%.




IN THE "EXAMPLES" SECTION, THE EXAMPLE TABLES ARE DELETED AND REPLACED WITH THE
FOLLOWING:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).

                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                        IF CONTRACT IS SURRENDERED AT THE     ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN                          SHOWN
                                       -----------------------------------  -------------------------------------
FUNDING OPTION                         1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------                        -------  -------  -------  --------  ------- ------- --------- -----------
Underlying Fund with Minimum Total      1204     2023     2659     4221      404     1223     2059       4221
Annual Operating Expenses...........

Underlying Fund with Maximum Total
Annual Operating Expenses...........    1363     2478     3379     5468      563     1678     2779       5468


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit I ("GMWB I") (assuming the current 0.40%charge applies).

                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                        IF CONTRACT IS SURRENDERED AT THE      ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN                          SHOWN
                                       -----------------------------------  -------------------------------------
FUNDING OPTION                         1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------                        -------  -------  -------  --------  ------- ------- --------- -----------
Underlying Fund with Minimum Total      1145     1850     2378     3701      345     1050     1778       3701
Annual Operating Expenses...........

Underlying Fund with Maximum Total
Annual Operating Expenses...........    1305     2313     3121     5036      505     1513     2521       5036

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit I Plus ("GMWB I Plus") (assuming the current 0.55% charge applies).

-----------------------------------------------------------------------------------------------------------------
                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                       IF CONTRACT IS SURRENDERED AT THE      ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN:                         SHOWN**:
                                      ------------------------------------  -------------------------------------
                                        1         3         5         10      1         3         5         10
FUNDING OPTION                         YEAR      YEARS     YEARS     YEARS   YEAR      YEARS     YEARS     YEARS
-----------------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum Total    1203      2022      2658      4218     403      1222       2058      4218
Annual Operating Expenses

Underlying Fund with Maximum Total
Annual Operating Expenses             1363      2477      3377      5466     563      1677       2777      5466

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

-----------------------------------------------------------------------------------------------------------------
                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                       IF CONTRACT IS SURRENDERED AT THE      ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN:                         SHOWN**:
                                      ------------------------------------  -------------------------------------
                                       1         3         5         10      1         3         5         10
FUNDING OPTION                        YEAR      YEARS     YEARS     YEARS   YEAR      YEARS     YEARS     YEARS
-----------------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum Total    1154      1879      2425      3790     354      1079       1825      3790
Annual Operating Expenses

Underlying Fund with Maximum Total
Annual Operating Expenses             1314      2341      3164      5110     514      1541       2564      5110

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II Plus ("GMWB II Plus ") (assuming the current 0.65% charge applies).

-----------------------------------------------------------------------------------------------------------------
                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                       IF CONTRACT IS SURRENDERED AT THE      ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN:                         SHOWN**:
                                      ------------------------------------  -------------------------------------
                                       1        3         5          10      1         3         5         10
FUNDING OPTION                        YEAR     YEARS     YEARS      YEARS   YEAR      YEARS     YEARS     YEARS
-----------------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum Total
Annual Operating Expenses

Underlying Fund with Maximum Total
Annual Operating Expenses

EXAMPLE 6 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

-----------------------------------------------------------------------------------------------------------------
                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                       IF CONTRACT IS SURRENDERED AT THE      ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN:                         SHOWN**:
                                      ------------------------------------  -------------------------------------
                                       1        3         5         10       1         3         5         10
FUNDING OPTION                        YEAR     YEARS     YEARS     YEARS    YEAR      YEARS     YEARS     YEARS
-----------------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum Total    1130      1806      2306      3565     330      1006       1706      3565
Annual Operating Expenses

Underlying Fund with Maximum Total
Annual Operating Expenses             1290      2272      3055      4923     490      1472       2455      4923

EXAMPLE 7 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                        IF CONTRACT IS SURRENDERED AT THE      ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN                          SHOWN
                                       -----------------------------------  -------------------------------------
FUNDING OPTION                         1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------                        -------  -------  -------  --------  ------- ------- --------- -----------
Underlying Fund with Minimum Total      1145     1850     2378     3701      345     1050     1778       3701
Annual Operating Expenses...........

Underlying Fund with Maximum Total
Annual Operating Expenses...........    1305     2313     3121     5036      505     1513     2521       5036


IN THE "CHARGES AND DEDUCTIONS" SECTION, THE SUBSECTION "GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE" IS DELETED AND REPLACED WITH THE FOLLOWING:

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

THE SECTION ENTITLED "GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")" IS DELETED AND REPLACED WITH THE FOLLOWING:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers several different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The GMWB riders described in this prospectus are called "GMWB I", "GMWB I Plus", "GMWB II", "GMWB II Plus", and "GMWB III". The availability of each rider is shown below.

                                               AVAILABLE GMWB RIDERS
----------------------------------------------------------------------------------------------------------------------
    NAME OF RIDER:       GMWB I           GMWB I PLUS           GMWB II           GMWB II PLUS          GMWB III
----------------------------------------------------------------------------------------------------------------------
      ALSO CALLED:     Guaranteed         Guaranteed           Guaranteed          Guaranteed      Guaranteed Income
                    Income Solution     Income Solution     Income Solution     Income Solution      Solution Value
                                             Plus                                     Plus
----------------------------------------------------------------------------------------------------------------------
     AVAILABILITY:   Not available     Not available for    Available on or     Available on or     Available on or
                    for purchase on     purchase on or       after March 7,     after April __,      after March 7,
                     or after March     after April __,     2005 if approved   2005, if approved    2005 if approved
                        7, 2005,       2005, unless GMWB     in your state       in your state.      in your state
                     unless GMWB II     II Plus is not
                    is not approved    approved in your
                     in your state          state.
----------------------------------------------------------------------------------------------------------------------

The primary difference between GMWB I and GMWB I Plus, and the primary difference between GMWB II and GMWB II Plus, is the manner in which we treat Purchase Payment Credits. GMWB I and GMWB II exclude Purchase Payment Credits from the guarantees provided under the benefit, whereas GMWB I Plus and GMWB II Plus include Purchase Payment Credits within the guarantees provided under the benefit. The charges for GMWB I Plus and GMWB II Plus are higher than the charges for GMWB I and GMWB II. You should consider whether the additional cost for GMWB I Plus or GMWB II Plus are appropriate for you based on the additional guarantees provided under those benefits.

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount that is guaranteed is called the "remaining benefit base" or "RBB."

If you elect GMWB I, GMWB II, or GMWB III, your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. If you elect GMWB I Plus or GMWB II Plus, the initial RBB includes Purchase Payment Credits.

The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

----------------------------------------------------------------------------------------------------------------------
                                                                   GMWB I AND GMWB     GMWB II AND       GMWB III
                                                                       I PLUS         GMWB II PLUS
----------------------------------------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 3rd anniversary          5% of RBB         5% of RBB        5% of RBB
after you purchase GMWB:
----------------------------------------------------------------------------------------------------------------------
If you make your first withdrawal AFTER the 3rd anniversary          10% of RBB        10% of RBB        5% of RBB
after you purchase GMWB:
----------------------------------------------------------------------------------------------------------------------

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

If you purchase GMWB I Plus or GMWB II Plus, after each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment and any associated Purchase Payment Credits. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments and any Purchase Payment Credits into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II, GMWB II PLUS, OR GMWB III:

     o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB II Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I OR GMWB I PLUS:

     o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract

          Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB I Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                              CONTRACT
                        VALUE             RBB                AWB (5%)         VALUE              RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $121,900          $100,000              $5,000          $90,100          $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           (5,000 X (1-         N/A            (100,000             (5,000
REDUCTION                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=    X(1-88,901/100,000)=
                                         8,203                  500                            $11,099               $555
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,203)                                        (11,099>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,099               $555
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $111,900          $90,000               $4,500          $80,100          $88,901              $4,445
--------------------------------------------------------------------------------------------------------------------------------


WITHDRAWAL EXAMPLE FOR GMWB I

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                              CONTRACT
                        VALUE             RBB                AWB (5%)         VALUE              RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $121,900          $100,000              $5,000          $90,100          $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $111,900           91,797               $4,590          $80,100          $88,901              $4,445
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000       [5,000 X
                                   x10,000/121,900)]     x91,797/100,000)]                 x10,000/90,100)]    (88,901/100,000)]
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,203                $410           $10,000          $11,099               $555
--------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I PLUS

--------------------------------------------------------------------------------------------------------------------------------
                                  ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                              CONTRACT
                         VALUE             RBB               AWB (5%)          VALUE             RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE         $106,000        $106,000              $5,300          $106,000         $106,000             $5,300
--------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO     $121,900        $106,000              $5,300          $90,100          $106,000             $5300
--------------------------------------------------------------------------------------------------------------------------------
                                        $97,304              $4,865                            $94,235              $4,712

  IMMEDIATELY AFTER                    [106,000-
  WITHDRAWAL,                           (106,000          [5,300 - (5,300                [106,000 - (106,000    [5,300- (5,300
  CONTRACT YEAR TWO     $111,900    x10,000/121,900)]   x10,000/121,900)]]   $80,100       x10,000/90,100)]    x10,000/90,100)]
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL SURRENDER
  REDUCTION)            $10,000          $8,696                $435           $10,000          $11,765               $588
--------------------------------------------------------------------------------------------------------------------------------


WITHDRAWAL EXAMPLE FOR GMWB II PLUS

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $106,000          $106,000              $5,300          $106,000         $106,000             $5,300
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $121,900          $106,000              $5,300          $90,100          $106,000             $5,300
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (106,000           (5,300 X (1-         N/A            (106,000             (5,300
REDUCTION                          X 10,000/121,900)=    96,000/106,000)=                 X 10,000/90,100)=    X(1-94,235/106,000)=
                                         8,696                  500                            $11,765               $588
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765               $588
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $111,900          $96,000               $4,800          $80,100          $94,235              $4,712
--------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II, GMWB II Plus, or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II, GMWB II Plus, and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

               o    a qualified retirement plan (Code Section 401),

               o    a tax-sheltered annuity (Code Section 403(b)),

               o    an individual retirement account (Code Sections 408(a)),

               o    an individual retirement annuity (Code Section 408(b)), or

               o    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

     o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

     o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I, GMW I PLUS, GMWB II, AND GWMB II PLUS ONLY) If you select GMWB I, GMWB I Plus, GMWB II, or GMWB II Plus, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you purchase GMWB I Plus or GMWB II Plus, we will not subtract any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II or GMWB II Plus.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II, GMWB II PLUS, AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------------
                           GMWB I           GMWB I PLUS          GMWB II         GMWB II PLUS         GMWB III
--------------------------------------------------------------------------------------------------------------------
  Current Annual            0.40%              0.55%              0.50%              0.65%              0.25%
  Charge
--------------------------------------------------------------------------------------------------------------------
  Maximum Annual            1.00%              1.00%              1.00%              1.00%               N/A
  Charge After a
  Reset
--------------------------------------------------------------------------------------------------------------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II, GMWB II Plus, or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------------
                            GMWB I          GMWB I PLUS          GMWB II         GMWB II PLUS         GMWB III
--------------------------------------------------------------------------------------------------------------------
  AWB                    5% of RBB if      5% of RBB if       5% of RBB if       5% of RBB if         5% of RBB
                            first        first withdrawal   first withdrawal   first withdrawal
                          withdrawal        before 3rd         before 3rd         before 3rd
                          before 3rd        anniversary        anniversary        anniversary
                         anniversary       10% of RBB if      10% of RBB if      10% of RBB if
                        10% of RBB if    first withdrawal   first withdrawal   first withdrawal
                            first            after 3rd          after 3rd          after 3rd
                          withdrawal        anniversary        anniversary        anniversary
                          after 3rd
                         anniversary
--------------------------------------------------------------------------------------------------------------------
  ANNUAL CHARGE             0.40%              0.55%              0.50%              0.65%              0.25%
--------------------------------------------------------------------------------------------------------------------
  RESET                      Yes                Yes                Yes                Yes                No
--------------------------------------------------------------------------------------------------------------------
  CAN I CANCEL MY             No                No           Yes, after the     Yes, after the     Yes, after the
  GMWB?                                                      5th anniversary    5th anniversary    5th anniversary
                                                            of GMWB purchase   of GMWB purchase   of GMWB purchase
--------------------------------------------------------------------------------------------------------------------
  ARE PURCHASE                No                Yes                No                 Yes                No
  PAYMENT CREDITS
  INCLUDED AS PART
  OF THE GUARANTEE
  (THE RBB)?
--------------------------------------------------------------------------------------------------------------------
  INVESTMENT                  No                No                 Yes                Yes                Yes
  RESTRICTIONS
--------------------------------------------------------------------------------------------------------------------
  WAIVER OF                   No                No                 Yes                Yes                Yes
  RECALCULATION OF
  AWB FOR
  DISTRIBUTIONS FROM
  TAX-QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------------



L-24455

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)    All financial statements will be filed by amendment.


(b)    EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

      4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)

      4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

      6.(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

      6.(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

       10. Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

       11.        Not Applicable.

       12.        Not Applicable.

       15.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 11, 2002.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed January 14, 2005.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed January 14, 2005.)


ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL         POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH INSURANCE COMPANY
----------------           ----------------------

George C. Kokulis          Director, Chairman, President and Chief Executive
                           Officer

Glenn D. Lammey            Director, Senior Executive Vice President,
                           Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston        Director and Executive Vice President

Edward W. Cassidy          Director and Executive Vice President

Brendan M. Lynch           Executive Vice President

David P. Marks             Executive Vice President and Chief Investment Officer

Winnifred Grimaldi         Senior Vice President

Marla Berman Lewitus       Director, Senior Vice President and General Counsel

William P. Krivoshik       Director, Senior Vice President and Chief
                           Information Officer

David A. Golino            Vice President and Controller

Donald R. Munson, Jr.      Vice President

Mark Remington             Vice President

Tim W. Still               Vice President

Bennett Kleinberg          Vice President

Dawn Fredette              Vice President

George E. Eknaian          Vice President and Chief Actuary

Linn K. Richardson         Second Vice President and Actuary

Paul Weissman              Second Vice President and Actuary

Ernest J.Wright            Vice President and Secretary

PRINCIPAL BUSINESS ADDRESS:

      The Travelers Insurance Company
      One Cityplace
      Hartford, CT  06103-3415


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of November 30, 2004, 3,900 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One,

The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002, and The Travelers Separate Account QPN for Variable Annuities.

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSINESS ADDRESS                  WITH UNDERWRITER

         Kathleen L. Preston        Board of Manager

         Glenn D. Lammey            Board of Manager

         William F. Scully III      Board of Manager

         Donald R. Munson, Jr.      Board of Manager, President, Chief Executive
                                    Officer and Chief Operating Officer

         Tim W. Still               Vice President

         Anthony Cocolla            Vice President

         John M. Laverty            Treasurer and Chief Financial Officer

         Stephen E. Abbey           Chief Compliance Officer

         Alison K. George           Director and Chief Advertising Compliance
                                    Officer

         Stephen T. Mullin          Chief Compliance Officer

         Ernest J. Wright           Secretary

         Kathleen A. McGah          Assistant Secretary

         William D. Wilcox          Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 16th day of February, 2005.


               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 16th day of February, 2005.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
----------------------------------      Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
----------------------------------      Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director, Senior Vice President and
----------------------------------      General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director and Executive Vice President
----------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                      Director and Executive Vice President
----------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                   Director, Senior Vice President and
----------------------------------      Chief Information Officer
(William P. Krivoshik)



*By:   /s/ Ernest J. Wright, Attorney in Fact

                                  EXHIBIT INDEX

                                      NONE